OTHER NON-CURRENT LIABILITIES (Other non-current liabilities) (Details) - USD ($) $ in Thousands	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Employee benefit obligation - Statutory severance and pre-notice (a)	$ 27,767	$ 22,075	$ 16,096
Employee benefit obligation - Defined contribution plan (b)	3,633	3,498
Provisions (c)	10,790	14,343
Other non-current liabilities	$ 42,190	$ 39,916